Financing Liabilities - Financing Liabilities Presented in Non-current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 7,196,013	¥ 6,421,638
Reclassification to current liabilities (Current portion)	(2,211,761)	(1,706,277)
Total	4,984,252	4,715,361
Loans [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	1,026,769	1,028,836
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	3,996,486	3,701,153
Corporate bonds [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	1,035,379	657,068
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 1,137,379	¥ 1,034,581